Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Advances to affiliates	$ 9,739	$ 13,026
Current portion of derivative assets	531	0
Derivative assets	4,692	5,623
Current portion of derivative liabilities	(56,800)	(52,083)
Derivative liabilities	(128,293)	(182,338)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	1,080	0
Accrued liabilities/ Advances from affiliates	(5,514)	(6,833)
Current portion of derivative liabilities	(22,432)	(41,028)
Derivative liabilities	(59,735)	(56,276)
Interest rate swaption agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	31	0
Derivative assets	3,252	5,623
Accrued liabilities/ Advances from affiliates	0	0
Current portion of derivative liabilities	(1,525)	0
Derivative liabilities	(2,705)	(6,406)
Cross-currency swap agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities/ Advances from affiliates	(1,090)	(1,181)
Current portion of derivative liabilities	(32,843)	(9,755)
Derivative liabilities	(65,853)	(117,846)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	1,274	0
Current portion of derivative assets	500	0
Derivative assets	360	0
Accrued liabilities/ Advances from affiliates	0	(3,186)
Current portion of derivative liabilities	0	(1,300)
Derivative liabilities	0	(1,810)
Derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	1,274	0
Current portion of derivative assets	531	0
Derivative assets	4,692	5,623
Accrued liabilities/ Advances from affiliates	(6,604)	(11,200)
Current portion of derivative liabilities	(56,800)	(52,083)
Derivative liabilities	$ (128,293)	$ (182,338)